Quarterly Report
March 31, 2022
MFS®  Blended Research®
Core Equity Portfolio
MFS® Variable Insurance Trust II
CGS-Q1

Portfolio of Investments
3/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 1.6%
Honeywell International, Inc.	8,342	$1,623,186
Huntington Ingalls Industries, Inc.	5,712	1,139,201
Northrop Grumman Corp.	12,048	5,388,107
		$8,150,494
Alcoholic Beverages – 0.2%
Constellation Brands, Inc., “A”	5,071	$1,167,953
Apparel Manufacturers – 0.4%
NIKE, Inc., “B”	16,218	$2,182,294
Automotive – 2.0%
Ford Motor Co.	51,935	$878,221
LKQ Corp.	25,551	1,160,271
Tesla, Inc. (a)	7,438	8,015,189
		$10,053,681
Biotechnology – 0.9%
Biogen, Inc. (a)	13,165	$2,772,549
Gilead Sciences, Inc.	15,148	900,549
Moderna, Inc. (a)	3,382	582,583
		$4,255,681
Brokerage & Asset Managers – 0.6%
Invesco Ltd.	21,145	$487,603
KKR & Co., Inc.	13,474	787,825
Raymond James Financial, Inc.	16,811	1,847,697
		$3,123,125
Business Services – 2.0%
Accenture PLC, “A”	27,845	$9,390,169
Amdocs Ltd.	7,685	631,784
		$10,021,953
Cable TV – 1.6%
Charter Communications, Inc., “A” (a)	12,017	$6,555,514
Comcast Corp., “A”	28,365	1,328,049
		$7,883,563
Chemicals – 0.2%
Eastman Chemical Co.	6,653	$745,535
Computer Software – 9.4%
Adobe Systems, Inc. (a)	15,972	$7,277,162
Atlassian Corp. PLC, “A” (a)	5,160	1,516,163
Microsoft Corp.	122,655	37,815,763
		$46,609,088
Computer Software - Systems – 7.9%
Apple, Inc.	174,771	$30,516,764
EPAM Systems, Inc. (a)	1,789	530,635
HP, Inc.	107,440	3,900,072
Juniper Networks, Inc.	14,279	530,608
ServiceNow, Inc. (a)	2,944	1,639,484
SS&C Technologies Holdings, Inc.	18,351	1,376,692

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Zebra Technologies Corp., “A” (a)	1,874	$775,274
		$39,269,529
Construction – 0.7%
Otis Worldwide Corp.	19,705	$1,516,300
Sherwin-Williams Co.	7,592	1,895,115
		$3,411,415
Consumer Products – 1.2%
Colgate-Palmolive Co.	71,516	$5,423,058
Procter & Gamble Co.	3,076	470,013
		$5,893,071
Consumer Services – 1.2%
Booking Holdings, Inc. (a)	2,494	$5,857,034
Electrical Equipment – 1.6%
Johnson Controls International PLC	71,718	$4,702,549
TE Connectivity Ltd.	24,177	3,166,704
		$7,869,253
Electronics – 6.3%
Advanced Micro Devices (a)	33,428	$3,655,017
Applied Materials, Inc.	61,176	8,062,997
Intel Corp.	96,548	4,784,919
NVIDIA Corp.	12,486	3,406,930
NXP Semiconductors N.V.	19,671	3,640,709
Texas Instruments, Inc.	42,998	7,889,273
		$31,439,845
Energy - Independent – 2.3%
EOG Resources, Inc.	29,044	$3,462,916
Marathon Petroleum Corp.	6,092	520,866
Valero Energy Corp.	72,509	7,362,564
		$11,346,346
Food & Beverages – 2.9%
Archer Daniels Midland Co.	98,388	$8,880,501
J.M. Smucker Co.	15,312	2,073,398
Mondelez International, Inc.	26,966	1,692,925
PepsiCo, Inc.	8,215	1,375,027
Tyson Foods, Inc., “A”	5,478	490,993
		$14,512,844
Food & Drug Stores – 1.6%
Wal-Mart Stores, Inc.	54,427	$8,105,269
Forest & Paper Products – 0.6%
Rayonier, Inc., REIT	27,757	$1,141,368
Weyerhaeuser Co., REIT	52,646	1,995,283
		$3,136,651
Gaming & Lodging – 0.4%
International Game Technology PLC	32,012	$790,056
Marriott International, Inc., “A” (a)	7,918	1,391,589
		$2,181,645

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 2.1%
Cigna Corp.	25,715	$6,161,571
Humana, Inc.	8,663	3,769,878
UnitedHealth Group, Inc.	1,089	555,357
		$10,486,806
Insurance – 4.7%
Ameriprise Financial, Inc.	9,928	$2,981,974
Berkshire Hathaway, Inc., “B” (a)	6,033	2,129,106
Equitable Holdings, Inc.	106,621	3,295,655
Everest Re Group Ltd.	23,004	6,932,946
MetLife, Inc.	107,231	7,536,195
Reinsurance Group of America, Inc.	3,796	415,510
		$23,291,386
Internet – 7.8%
Alphabet, Inc., “A” (a)	5,072	$14,107,007
Alphabet, Inc., “C” (a)	5,529	15,442,442
Gartner, Inc. (a)	8,100	2,409,426
Meta Platforms, Inc., “A” (a)	30,150	6,704,154
		$38,663,029
Leisure & Toys – 1.6%
Brunswick Corp.	52,128	$4,216,634
Electronic Arts, Inc.	12,568	1,589,978
Polaris, Inc.	20,305	2,138,522
		$7,945,134
Machinery & Tools – 1.5%
Eaton Corp. PLC	34,650	$5,258,484
Regal Rexnord Corp.	16,287	2,423,180
		$7,681,664
Major Banks – 5.1%
Bank of America Corp.	69,770	$2,875,919
Goldman Sachs Group, Inc.	21,228	7,007,363
JPMorgan Chase & Co.	77,567	10,573,933
Wells Fargo & Co.	101,806	4,933,519
		$25,390,734
Medical & Health Technology & Services – 1.9%
McKesson Corp.	31,694	$9,702,484
Medical Equipment – 2.8%
Abbott Laboratories	12,502	$1,479,737
Boston Scientific Corp. (a)	15,911	704,698
Danaher Corp.	5,727	1,679,901
Hologic, Inc. (a)	7,100	545,422
Medtronic PLC	51,030	5,661,778
Thermo Fisher Scientific, Inc.	6,595	3,895,337
		$13,966,873
Natural Gas - Pipeline – 1.1%
Cheniere Energy, Inc.	41,274	$5,722,640
Oil Services – 0.2%
NOV, Inc.	41,638	$816,521

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 2.6%
SLM Corp.	278,957	$5,121,651
Visa, Inc., “A”	34,777	7,712,495
		$12,834,146
Pharmaceuticals – 6.5%
Eli Lilly & Co.	22,367	$6,405,238
Incyte Corp. (a)	5,952	472,708
Johnson & Johnson	69,586	12,332,727
Merck & Co., Inc.	100,850	8,274,742
Pfizer, Inc.	9,734	503,929
Vertex Pharmaceuticals, Inc. (a)	16,905	4,411,698
		$32,401,042
Railroad & Shipping – 1.4%
CSX Corp.	185,319	$6,940,197
Real Estate – 2.8%
Extra Space Storage, Inc., REIT	32,364	$6,654,039
Life Storage, Inc., REIT	40,159	5,639,528
Spirit Realty Capital, Inc., REIT	30,808	1,417,784
		$13,711,351
Restaurants – 1.1%
Starbucks Corp.	40,794	$3,711,030
Texas Roadhouse, Inc.	22,843	1,912,645
		$5,623,675
Specialty Chemicals – 1.2%
Corteva, Inc.	9,484	$545,140
DuPont de Nemours, Inc.	19,872	1,462,182
Linde PLC	12,916	4,125,758
		$6,133,080
Specialty Stores – 5.3%
Amazon.com, Inc. (a)	5,827	$18,995,729
AutoZone, Inc. (a)	1,301	2,659,998
Home Depot, Inc.	13,778	4,124,169
Ross Stores, Inc.	5,506	498,073
		$26,277,969
Telephone Services – 0.5%
Lumen Technologies, Inc.	225,959	$2,546,558
Tobacco – 0.2%
Philip Morris International, Inc.	11,445	$1,075,143
Trucking – 1.3%
Knight-Swift Transportation Holdings, Inc.	20,668	$1,042,907
United Parcel Service, Inc., “B”	25,977	5,571,028
		$6,613,935
Utilities - Electric Power – 1.9%
American Electric Power Co., Inc.	5,999	$598,520
Constellation Energy	44,831	2,521,744
Exelon Corp.	107,101	5,101,221
Vistra Corp.	60,341	1,402,928
		$9,624,413
Total Common Stocks		$494,665,049

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 0.21% (v)	1,373,390	$1,373,390

Other Assets, Less Liabilities – 0.5%		2,417,569
Net Assets – 100.0%		$498,456,008
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,373,390 and $494,665,049, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$494,665,049	$—	$—	$494,665,049
Mutual Funds	1,373,390	—	—	1,373,390
Total	$496,038,439	$—	$—	$496,038,439
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,708,524	$11,893,782	$12,228,916	$—	$—	$1,373,390

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$510	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.